LONG-TERM INVESTMENTS (Schedule of Movement of Investments Accounted Under Equity Method) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
At the beginning of the year	$ 20.7	$ 17.1
Investment	26.0	6.6
Share of gain (loss) of equity method investments	(0.5)	(0.9)	$ (0.6)
Impairment	(2.8)
Effects of foreign currency translation	1.4	(2.1)
At the end of the year	$ 47.6	$ 20.7	$ 17.1